Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	$ 278	$ 127		$ (4)
Foreign income taxed at different rates	102	94		(12)
Change in valuation allowance	31	166		135
Italian IRAP taxes	21	17		22
Tax contingencies	29	18		(2)
Tax credits and incentives	(66)	(48)		(88)
Venezuela remeasurement, and impairment and deconsolidation charges	0	18		16
Non-deductible EC Settlement	0	0		160
Change in tax rate or law	(8)	46		14
Withholding taxes	7	6		11
Other	23	13		45
Total income tax provision	$ 417	$ 457	[1]	$ 297	[1]

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).